                           OPPENHEIMER EUROPE FUND
                  Supplement dated September 10, 2003 to the
          Statement of Additional Information dated October 23, 2002

      The Statement of Additional Information is changed as follows:

1.    The supplement dated April 22, 2003 is replaced with this supplement.

2.    The  section  titled  "How the Fund is Managed - Board of  Trustees  and
    Oversight  Committees"  on  page  20 is  deleted  and  replaced  with  the
    Following:

      "Board  of  Trustees  and  Oversight   Committees.   The  Fund  is
      governed  by  a  Board  of  Trustees,  which  is  responsible  for protecting  the  interests  of  shareholders  under  Massachusetts law.  The  Trustees  meet  periodically  throughout  the  year  to
      oversee  the  Fund's  activities,   review  its  performance,  and
      review the  actions  of the  Manager.  Although  the Fund will not normally  hold annual  meetings of its  shareholders,  it may hold shareholder  meetings from time to time on important matters,  and shareholders  have  the  right  to  call a  meeting  to  remove  a
      Trustee  or  to  take  other   action   described  in  the  Fund's
      Declaration of Trust.

            The Board of Trustees has an Audit  Committee,  a Regulatory
      &  Oversight  Committee,  a  Governance  Committee,  and  a  Proxy
      Committee.   The   Audit   Committee   is   comprised   solely  of
      Independent  Trustees.  The  members  of the Audit  Committee  are
      Edward Regan  (Chairman),  Kenneth  Randall and Russell  Reynolds.
      The Audit  Committee  held five meetings  during the Fund's fiscal year ended  August 31,  2002.  The Audit  Committee  provides  the
      Board with  recommendations  regarding the selection of the Fund's independent  auditor.  The Audit  Committee also reviews the scope and  results  of  audits  and  the  audit  fees  charged,  reviews
      reports  from  the  Fund's  independent   auditor  concerning  the
      Fund's internal  accounting  procedures,  and controls and reviews reports of the Manager's  internal auditor,  among other duties as set forth in the Committee's charter.

            The  members of the  Regulatory  & Oversight  Committee  are
      Robert Galli (Chairman),  Joel Motley and Phillip  Griffiths.  The
      Regulatory & Oversight  Committee held eight  meetings  during the
      Fund's  fiscal  year  ended  August 31,  2002.  The  Regulatory  &
      Oversight  Committee  evaluates  and  reports  to the Board on the
      Fund's   contractual   arrangements,   including  the   Investment
      Advisory and  Distribution  Agreements,  transfer and  shareholder service  agreements  and  custodian  agreements  as  well  as  the policies  and  procedures  adopted by the Fund to comply  with the
      Investment  Company  Act and other  applicable  law,  among  other duties as set forth in the Committee's charter.

            The  members of the  Governance  Committee  are Joel  Motley
      (Acting  Chairman),  Phillip  Griffiths and Kenneth  Randall.  The
      Governance  Committee  held no meeting  during  the Fund's  fiscal year ended August 31, 2002. The Governance  Committee  reviews the
      Fund's  governance  guidelines,  the  adequacy of the Fund's Codes of Ethics, and develops  qualification  criteria for Board members consistent  with the Fund's  governance  guidelines,  among  other duties set forth in the Committee's charter.

            The  members  of  the  Proxy   Committee  are  Edward  Regan
      (Chairman),  Russell Reynolds and John Murphy. The Proxy Committee
      held one meeting  during the Fund's  fiscal year ended  August 31,
      2002. The Proxy Committee provides the Board with  recommendations for proxy voting and monitors proxy voting by the Fund."

3.    Effective  December 31, 2002,  Mr. Leon Levy retired as a Trustee of the
    Fund and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the  Board, effective  January  1,  2003.  Effective  March  31,  2003,  Mr.  Benjamin
    Lipstein  retired as a Trustee.  Effective  July 31, 2003,  Ms.  Elizabeth
    Moynihan  retired as a Trustee.  Therefore,  the  Statement of  Additional
    Information  is  revised by  deleting  the  biography  for  Messrs.  Levy,
    Lipstein  and Ms.  Moynihan on page 24 and by adding the  following to Mr.
    Yeutter's biography: "Chairman of the Board of Trustees."

4.    In the Trustee  compensation  table on page 28, the title of  "Chairman"
    after Mr.  Levy's  name is deleted  and the title of  "Chairman"  is added after Mr.  Yeutter's  name. In addition,  the following  footnote is added following  the  names  of  Messrs.  Levy,  Lipstein  and  Yeutter  and Ms.
    Moynihan:

      7.  Effective  January 1, 2003, Mr. Yeutter became Chairman of the
          Board of Trustees of the Board I Funds upon the  retirement of
          Mr. Levy.  Effective March 31, 2003, Mr. Lipstein retired as a
          Trustee.  Effective July 31, 2003, Ms.  Moynihan  retired as a
          Trustee.

September 10, 2003
PX261.009